Summary of Significant Accounting Policies: Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment:
Segment Reporting

(y)             Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

-           Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

-           Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

-           Power segment, comprising generation and sales of electricity and heat power, which supplies electricity, gas and heat power to the Steel, Ferroalloy and Mining segments;

-                 Ferroalloy segment, comprising production and sales of nickel, chrome and ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.